Quarterly Data (unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data (unaudited)

15. Quarterly Data (unaudited)

The following table presents selected quarterly data for the Successor periods:

	Successor
	Period Ended July 26, 2013 to September 30, 2013		Three Months Ended December 31, 2013
	(in thousands, except EPS and operating data)
Net sales	$35,630		$114,436
Costs of goods sold	31,537		89,798
Selling and administrative	6,200		8,753
Operating income	(2,107	)(1)	15,885
Net income (loss)	(4,640)		6,745
Earnings per share—basic and diluted	$(0.14)		$0.21
Wallboard sales volume
(million square feet)	195		632
Mill net sales price	$144		$143
Depreciation and amortization	$4,594		$13,935

(1)	Operating income for the period ended September 30, 2013 includes $2,075 of lease termination costs, $3,296 of acquisition closing costs, and inventory step-up impacting margin of $1,500.

The following table presents selected quarterly data for the Predecessor periods:

	Predecessor
	Three Months Ended March 31, 2013		Three Months Ended June 30, 2013		July 1 2013 to August 30, 2013
	(in thousands, except operating data)
Net sales	$83,450		$99,679		$69,119
Costs of goods sold	65,157		73,991		56,190
Selling and administrative	8,340		8,486		7,457
Operating income	9,953	(1)	17,202	(2)	5,472	(3)
Net income	9,797		16,676		5,712
Wallboard sales volume
(million square feet)	438		523		373
Mill net sales price	$147		$150		$145
Depreciation and amortization	$6,242		$6,248		$4,396

(1)	Operating income for the three months ended March 31, 2013 includes $2,858 of pension expense and $1,120 of expense related to the Master Brands Agreement with Lafarge S.A.
(2)	Operating income for the three months ended June 30, 2013 includes $2,817 for pension expense and $1,140 of expense related to the Master Brands Agreement with Lafarge S.A.
(3)	Operating income for the period July 1, 2013 to August 30, 2013 includes $1,961 for pension expense, $744 of expense related to the Master Brands Agreement with Lafarge S.A., lease termination costs of $2,556 for the Newark facility that was closed, and lease termination costs of $1,195 to discontinue the use of our co-generation power plant.

	Predecessor
	Three Months Ended March 31, 2012		Three Months Ended June 30, 2012		Three Months Ended September 30, 2012		Three Months Ended December 31, 2012
	(in thousands, except operating data)
Net sales	$73,480		$68,729		$81,240		$87,961
Costs of goods sold	66,902		76,769		69,804		76,461
Selling and administrative	9,209		8,550		7,795		8,677
Operating income	(2,631	)(1)	(16,590	)(2)	3,641	(3)	2,823	(4)
Net income (loss)	(2,819)		(16,722)		3,705		2,994
Wallboard sales volume
(million square feet)	451		415		500		537
Mill net sales price	$120		$125		$125		$126
Depreciation and amortization	$6,770		$16,715	(5)	$6,443		$6,403

(1)	Operating income for the three months ended March 31, 2012 includes $2,647 of pension expense and $853 of expense related to the Master Brands Agreement with Lafarge S.A., and a special bonus of $460
(2)	Operating income for the three months ended June 30, 2012 includes $2,647 for pension expense and $834 of expense related to the Master Brands Agreement with Lafarge S.A., a special bonus of $444, a spare parts write-off of $1,205, and accelerated depreciation for the closure of our Newark facility of $10,100.
(3)	Operating income for the three months ended September 30, 2012 includes $2,647 for pension expense, and $853 of expense related to the Master Brands Agreement with Lafarge S.A.
(4)	Operating income for the three months ended December 31, 2012 includes $3,985 for pension expense, and $1,062 of expense related to the Master Brands Agreement with Lafarge S.A.
(5)	Depreciation expense for the three months ended June 30, 2012 includes accelerated depreciation for the closure of our Newark facility of $10,100.